Document and Entity Information	May 07, 2020
Cover [Abstract]
Entity Registrant Name	VERINT SYSTEMS INC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001166388
Current Fiscal Year End Date	--01-31
Document Type	8-K
Document Period End Date	May 07, 2020
Entity File Number	001-34807
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	11-3200514
Entity Address, Address Line One	175 Broadhollow Road
Entity Address, City or Town	Melville,
Entity Address, Postal Zip Code	11747
City Area Code	(631)
Local Phone Number	962-9600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	VRNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false